Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Finished products	$ 1,071	$ 1,117
Raw materials	321	329
Work in progress	164	174
Spare parts	147	157
Total inventories	1,703	1,777
Non-current inventories - mainly raw materials (presented as non-current assets)	77	74
Current inventories	$ 1,626	$ 1,703